Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Sales	$ 150,582	$ 128,460	$ 107,398
Cost of sales	98,626	84,072	73,632
Gross profit	51,956	44,388	33,766
Operating expenses
Research and development	20,563	20,091	17,244
Sales and marketing	6,990	6,599	6,209
General and administrative	4,477	4,641	4,065
Total operating expenses	32,030	31,331	27,518
Operating income	19,926	13,057	6,248
Financial income, net	2,464	(152)	1,034
Income before income taxes	22,390	12,905	7,282
Income taxes	4,084	2,364	1,557
Net income	$ 18,306	$ 10,541	$ 5,725
Income per share:
Basic income per ordinary share (US$)	$ 2.733	$ 1.544	$ 0.804
Diluted income per ordinary share (US$)	$ 2.694	$ 1.513	$ 0.8
Weighted average number of ordinary shares used to compute basic income per share (in thousands)	6,696,671	6,825,630	7,118,244
Weighted average number of ordinary shares used to compute diluted income per share (in thousands)	6,796,419	6,968,802	7,156,763